Trade Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Trade Payables and Accrued Expenses
Note 13 - Trade Payables and Accrued Expenses

Composition

	December 31,
	2017	2018
	NIS millions	NIS millions
Trade payables	256	288
Accrued expenses	396	408
	652	696

The credit balance as of December 31, 2018 in respect of reverse factoring of trade payables transactions includes approximately NIS 95 million on short-term and approximately NIS 11 million on the long term, that repaid trade payables balances in this amount as of the balance sheet date and are due for repayable between January 2019 until January 2020.